Intangible Asset Estimated Amortization Expense (Detail) - Dec. 31, 2017 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Finite-Lived Intangible Assets [Line Items]
2018	¥ 34,715	$ 5,335
2019	18,202	2,797
2020	11,295	1,736
2021	1,254	193
2022	1,254	193
Thereafter	¥ 3,505	$ 539